Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	$ 5,973	$ 4,363
Reclamation expenditures	(8,749)	(6,080)
Provision accrued for labour claims	69,493	59,943	$ 54,871
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflated and undiscounted estimate of future cash flows	142,200	122,100
Accretion charged to earnings as finance expense	5,973	4,363
Reclamation expenditures	(8,749)	(6,080)
Provision accrued for labour claims	65,396	55,611	50,453
Litigation [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	0	0
Reclamation expenditures	0	0
Provision accrued for labour claims	$ 4,097	$ 4,332	$ 4,418
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	2.00%	1.00%
Discount rate (percent)	2.00%	1.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	25.00%	23.00%
Discount rate (percent)	24.00%	30.00%